Long-term Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) - Long-term Borrowings [Member] - USD ($) $ in Millions	Sep. 30, 2020	Jul. 30, 2020
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	$ 5,898	$ 1,000
3.00% Due August 15, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	500
3.80% Due September 15, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	450
5.38% due July 15, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	1,000
4.25% Due April 15, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	962
5.25% Due June 15, 2037 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	583
6.75% Due November 15, 2039 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	1,390
4.45% Due September 15, 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	155
5.20% Due September 15, 2043 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	58
5.40% Due June 15, 2047 [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal	$ 800